STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS - Summary of Stock Awards Activity (Details) shares in Thousands	12 Months Ended
Jan. 31, 2022 $ / shares shares
Shares or Units
Beginning balance (in shares) | shares	2,149
Granted (in shares) | shares	1,416
Released (in shares) | shares	(1,452)
Forfeited (in shares) | shares	(212)
Ending balance (in shares) | shares	1,901
Weighted-Average Grant-Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 22.92
Granted (in dollars per share) | $ / shares	25.60
Released (in dollars per share) | $ / shares	23.36
Forfeited (in dollars per share) | $ / shares	24.34
Ending balance (in dollars per share) | $ / shares	$ 24.42